Victory Pioneer Disciplined Value Fund Expense Example, No Redemption - Victory Pioneer Disciplined Value Fund - Class C	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 159
Expense Example, No Redemption, 3 Years	493
Expense Example, No Redemption, 5 Years	863
Expense Example, No Redemption, 10 Years	$ 1,906